Business Combination with DermTech Operations - Additional Information (Details) - DermTech Operations $ in Millions	Aug. 29, 2019 USD ($)
Business Acquisition [Line Items]
Effective date of acquisition	Aug. 29, 2019
Printer fees related to business combination	$ 0.2